Segmented Information - Summary of Net Assets for Company's Reporting Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of Net Assets for Company's Reporting Segments [Line Items]
Total Assets	$ 29,086	$ 28,605
Cash and cash equivalents	(2,948)	(3,268)
Deferred tax assets	(421)	(372)
Long-term receivables from joint venture partners	(15)	(66)
Accounts payable	(6,465)	(6,266)
Accrued salaries and wages	(851)	(815)
Other accrued liabilities	(2,156)	(2,254)
Segment Net Assets	$ 16,230	$ 15,564